ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Schedule of Movement of Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS [Abstract]
Balance at the beginning of the year		187	647
Provision for the year	59	365	140	2,276
Write-off of accounts receivable		(278)	(600)	(1,629)
Balance at the end of the year		274	187	647